CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31,
	2022	2021
Cash for immediate withdrawal	$7,307	$15,471
Cash equivalents - bank deposits less than three months	40,274	1,450
Total	$47,581	$16,921